Note 20 - Disclosures About Fair Value of Financial Instruments (Details) - Financial Instruments - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Financial assets:
Interest-bearing time deposits	$ 859,000	$ 865,000		$ 467,000
Securities available for sale	98,361,000	100,226,000		108,762,000
Securities held to maturity	5,000	6,000		9,000
Cost method investment (included in other assets)			$ 711,000
Financial liabilities:
Retail repurchase agreements		0		12,920,000
Reported Value Measurement [Member]
Financial assets:
Cash and cash equivalents	39,647,000	33,243,000		11,136,000
Interest-bearing time deposits	9,515,000	8,270,000		4,425,000
Securities available for sale	98,361,000	100,226,000		108,762,000
Securities held to maturity	5,000	6,000		9,000
Loans held for sale	1,673,000	1,608,000		1,611,000
Loans, net	298,865,000	300,603,000		288,506,000
FHLB stock	1,550,000	2,241,000		2,820,000
Accrued interest receivable	1,538,000	1,580,000		1,716,000
Cost method investment (included in other assets)	711,000	711,000		540,000
Financial liabilities:
Deposits	416,247,000	412,636,000		373,830,000
Accrued interest payable	94,000	127,000		192,000
Financial liabilities:
Retail repurchase agreements				9,310,000
Advances from FHLB				5,500,000
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and cash equivalents	39,647,000	33,243,000		11,136,000
Interest-bearing time deposits	9,618,000	8,370,000		4,458,000
Securities available for sale	98,361,000	100,226,000		108,762,000
Securities held to maturity	5,000	6,000		9,000
Loans held for sale	1,708,000	1,641,000		1,644,000
Loans, net	298,602,000	301,864,000		287,753,000
FHLB stock	1,550,000	2,241,000		2,820,000
Accrued interest receivable	1,538,000	1,580,000		1,716,000
Cost method investment (included in other assets)	711,000	711,000		540,000
Financial liabilities:
Deposits	415,785,000	412,282,000		373,883,000
Accrued interest payable	94,000	127,000		192,000
Financial liabilities:
Retail repurchase agreements				9,310,000
Advances from FHLB				5,500,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	39,647,000	33,243,000		11,136,000
Interest-bearing time deposits	0	0		0
Securities available for sale	1,477,000	2,083,000		3,198,000
Securities held to maturity	0	0		0
Loans held for sale	0	0		0
Loans, net	0	0		0
FHLB stock	0	0		0
Accrued interest receivable	0	0		0
Cost method investment (included in other assets)	0	0		0
Financial liabilities:
Deposits	0	0		0
Accrued interest payable	0	0		0
Financial liabilities:
Retail repurchase agreements				0
Advances from FHLB				0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents	0	0		0
Interest-bearing time deposits	9,618,000	8,370,000		4,458,000
Securities available for sale	96,884,000	98,143,000		105,564,000
Securities held to maturity	5,000	6,000		9,000
Loans held for sale	1,708,000	1,641,000		1,644,000
Loans, net	0	0		0
FHLB stock	1,550,000	2,241,000		2,820,000
Accrued interest receivable	1,538,000	1,580,000		1,716,000
Cost method investment (included in other assets)	711,000	711,000		540,000
Financial liabilities:
Deposits	0	0		0
Accrued interest payable	94,000	127,000		192,000
Financial liabilities:
Retail repurchase agreements				9,310,000
Advances from FHLB				5,500,000
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents	0	0		0
Interest-bearing time deposits	0	0		0
Securities available for sale	0	0		0
Securities held to maturity	0	0		0
Loans held for sale	0	0		0
Loans, net	298,602,000	301,864,000		287,753,000
FHLB stock	0	0		0
Accrued interest receivable	0	0		0
Cost method investment (included in other assets)	0	0		0
Financial liabilities:
Deposits	415,785,000	412,282,000		373,883,000
Accrued interest payable	$ 0	$ 0		0
Financial liabilities:
Retail repurchase agreements				0
Advances from FHLB				$ 0